COMMITMENTS AND CONTINGENCIES 10K (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Positive Outcome of Litigation [Member]	Dec. 31, 2013 Positive Outcome of Litigation [Member]	Mar. 31, 2014 Sellers [Member]	Dec. 31, 2013 Sellers [Member]	Dec. 31, 2012 Sellers [Member]	Feb. 06, 2009 Sellers [Member]	Jan. 31, 2012 Diabco Life Sciences, LLC [Member]	Jul. 31, 2013 Diabco Life Sciences, LLC [Member]	Mar. 31, 2014 Pending Litigation [Member] Former Irgovel Stockholder David Resyng [Member]	Dec. 31, 2013 Pending Litigation [Member] Former Irgovel Stockholder David Resyng [Member]
Leases [Abstract]
Remaining term of lease	21 years
Future minimum payments under operating lease commitments [Abstract]
2014	$ 0.3
2015	0.3
2016	0.3
2017	0.1
2018	0.1
Thereafter	1.1
Lease expense	0.5	0.4
Loss Contingencies [Line Items]
Damages sought by plaintiff										0.9	3.0	3.0
Amount of second installment on purchase agreement being withheld								1.0
Amount held in escrow						1.9	1.9	2.0
Amount of escrow liability in accrued expenses						1.4	0
Pre-acquisition contingencies						0.7
Escrow balance available to settle remaining contingencies					1.6	1.4
Parent Company contribution to Nutra SA (in hundredths)	90.00%
Amount of damages arising as a result of breach of promissory note									0.5
Escrow contingency threshold	1.0
Gain Contingencies [Line Items]
Judgment Amount			$ 1.0	$ 1.0